Segments And Nature Of The Business (Tables)	12 Months Ended
Dec. 31, 2016
Segments And Nature Of The Business [Abstract]
Service Revenues And Sales And After-Tax Earnings By Business Segment

	For the Years Ended December 31,
	2016	2015	2014
Revenues by Type of Service
VITAS
Routine homecare	$887,940	$865,145	$810,413
Continuous care	138,025	150,802	152,206
General inpatient	97,580	99,439	102,876
Medicare cap	(228)	165	(1,290)
Total segment	1,123,317	1,115,551	1,064,205
Roto-Rooter
Sewer and drain cleaning	145,699	142,562	141,078
Plumbing repair and maintenance	197,280	188,065	174,993
Independent contractors	40,097	37,966	36,496
Water restoration	50,229	38,163	18,480
Other products and services	20,259	21,081	21,030
Total segment	453,564	427,837	392,077
Total service revenues and sales	$1,576,881	$1,543,388	$1,456,282
Aftertax Segment Earnings/(Loss)
VITAS	$84,961	$93,346	$86,185
Roto-Rooter	52,893	48,573	42,075
Total	137,854	141,919	128,260
Corporate	(29,111)	(31,645)	(28,943)
Net income	$108,743	$110,274	$99,317
Interest Income
VITAS	$8,294	$7,740	$6,111
Roto-Rooter	3,653	3,425	2,931
Total	11,947	11,165	9,042
Corporate	-	-	10
Intercompany eliminations	(11,564)	(10,884)	(9,081)
Total interest income	$383	$281	$(29)
Interest Expense
VITAS	$211	$200	$207
Roto-Rooter	332	348	363
Total	543	548	570
Corporate	3,172	3,097	7,616
Total interest expense	$3,715	$3,645	$8,186

Income Tax Provision
VITAS	$51,910	$56,675	$53,278
Roto-Rooter	32,719	29,630	25,808
Total	84,629	86,305	79,086
Corporate	(16,318)	(16,453)	(15,649)
Total income tax provision	$68,311	$69,852	$63,437
Identifiable Assets
VITAS	$542,142	$523,717	$546,031
Roto-Rooter	261,641	255,192	251,407
Total	803,783	778,909	797,438
Corporate	76,276	73,416	62,494
Total identifiable assets	$880,059	$852,325	$859,932

	For the Years Ended December 31,
	2016	2015	2014
Additions to Long-Lived Assets
VITAS	$22,000	$23,278	$21,880
Roto-Rooter	17,709	26,476	21,595
Total	39,709	49,754	43,475
Corporate	63	995	346
Total additions to long-lived assets	$39,772	$50,749	$43,821
Depreciation and Amortization
VITAS	$19,090	$19,547	$19,048
Roto-Rooter	15,002	13,360	10,975
Total	34,092	32,907	30,023
Corporate	546	592	578
Total depreciation and amortization	$34,638	$33,499	$30,601